Condensed Statement of Cash Flows of Parent Company (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	¥ (233,130)	$ (33,907)	¥ (306,704)	¥ (235,177)
Cash flows from investing activities:
Net cash used in investing activities	(57,231)	(8,324)	42,797	(112,386)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	27	4	3,091	615,031
Payment for IPO costs			(3,362)	(29,892)
Net cash provided by (used in) financing activities	(26,953)	(3,920)	190,948	650,539
Net increase/(decrease) in cash, cash equivalents and restricted cash	(317,992)	(46,250)	(112,444)	325,931
Cash, cash equivalents and restricted cash at the beginning of the year	412,010	59,924	524,454	198,523
Cash, cash equivalents and restricted cash at the end of the year	94,018	13,674	412,010	524,454
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value				16,725
Gridsum Holding Inc.
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(10,753)	(1,564)	2,424	(188,097)
Cash flows from investing activities:
Investment of subsidiaries and VIEs	(12,136)	(1,765)	(291,008)	(103,298)
Net cash used in investing activities	(12,136)	(1,765)	(291,008)	(103,298)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares	0	0	0	0
Proceeds from issuance of ordinary shares	27	4	3,091	615,032
Payment of financing costs in connection with the issuance of Series C preferred shares	0	0	0	0
Payment for IPO costs			(3,362)	(27,043)
Net cash provided by (used in) financing activities	27	4	(271)	587,989
Net increase/(decrease) in cash, cash equivalents and restricted cash	(22,862)	(3,325)	(288,855)	296,594
Cash, cash equivalents and restricted cash at the beginning of the year	27,355	3,978	316,210	19,616
Cash, cash equivalents and restricted cash at the end of the year	¥ 4,493	$ 653	¥ 27,355	316,210
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value				¥ 16,725